Pioneer High Income Municipal Portfolio
Schedule of Investments  |  November 30, 2024

Schedule of Investments  |  11/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.2%
	Municipal Bonds — 99.4% of Net Assets(a)
	Alabama — 1.0%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,749,666
6,650,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	6,796,832
	Total Alabama	$11,546,498

	Arizona — 1.4%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,736,213
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	244,736
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	869,523
12,480,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,614,886
1,110,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	729,625
1,000,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	646,280
	Total Arizona	$15,841,263

	Arkansas — 2.9%
13,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 13,045,890
12,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	13,091,000
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,545,300
	Total Arkansas	$31,682,190

	California — 13.3%
1,745,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	$ 1,760,443
45,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	45,182
8,400,000(b)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A-4, 8.00%, 1/1/50 (144A)	8,677,956
1Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	California — (continued)
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	$ 2,676,676
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,457,087
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,055,981
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	2,008,160
6,750,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	6,807,780
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,596,955
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,753,264
1,865,000	California School Finance Authority, Envision Education – Obligated Group, Series A, 5.00%, 6/1/64 (144A)	1,909,350
1,800,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.00%, 6/1/54 (144A)	1,799,514
2,350,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.125%, 6/1/64 (144A)	2,350,282
1,000,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	1,010,490
280,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.00%, 6/1/43 (144A)	293,208
500,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.125%, 6/1/53 (144A)	515,225
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	1,031,770
1,465,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,467,285
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,035,723
4,475,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.25%, 12/1/43 (144A)	4,645,766
Pioneer High Income Municipal Portfolio | 11/30/242

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	$ 21,607,631
11,320,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	11,441,577
675,000	Chino Community Facilities District, Series 3, 5.00%, 9/1/49	723,614
7,000,000	Golden State Tobacco Securitization Corp., Series A-1, 3.714%, 6/1/41	5,551,280
47,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	35,768,410
60,000,000(c)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	6,654,600
20,000,000(c)	Inland Empire Tobacco Securitization Corp., Series C-1, 6/1/36	9,400,400
10,000,000(c)	Tobacco Securitization Authority of Southern California, 6/1/46	2,503,800
	Total California	$147,549,409

	Colorado — 6.0%
2,035,000(d)	2000 Holly Metropolitan District, Series A, 5.00%, 12/1/50	$ 1,986,506
577,000(d)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	546,938
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	4,575,000
3,500,000(e)	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	3,556,350
870,000(d)	Belleview Village Metropolitan District, 4.95%, 12/1/50	833,034
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	1,051,210
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.80%, 4/1/54 (144A)	2,663,600
4,090,000(d)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	4,136,217
10,700,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	10,944,816
8,425,000(d)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	8,531,745
3Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Colorado — (continued)
15,270,000(d)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	$ 15,230,603
1,000,000(d)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	1,010,810
2,000,000(d)	Olde Town Metropolitan District, Douglas County, 6.00%, 12/1/53 (144A)	2,011,780
2,125,000(d)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,299,144
750,000(d)	Riverpark Metropolitan District/Arapahoe County, 6.00%, 12/1/42	778,477
1,400,000(d)	Riverpark Metropolitan District/Arapahoe County, 6.375%, 12/1/54	1,455,062
1,000,000	Sterling Ranch Community Authority Board, 5.625%, 12/1/43	1,039,380
1,500,000	Sterling Ranch Community Authority Board, Douglas County, Series A, 5.75%, 12/1/54 (144A)	1,529,550
1,232,000(d)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,257,897
755,000(d)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	719,673
	Total Colorado	$66,157,792

	Delaware — 0.8%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,949,242
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,159,283
875,000	Town of Bridgeville, Heritage Shores Special Development District, 5.25%, 7/1/44 (144A)	926,634
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,630,416
1,000,000	Town of Milton, Granary At Draper Farm Special Development District, 5.70%, 9/1/44 (144A)	1,038,990
1,750,000	Town of Milton, Granary At Draper Farm Special Development District, 5.95%, 9/1/53 (144A)	1,827,577
	Total Delaware	$8,532,142

	District of Columbia — 1.2%
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	$ 1,589,370
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,209,748
Pioneer High Income Municipal Portfolio | 11/30/244

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	District of Columbia — (continued)
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	$ 1,901,225
1,130,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	1,154,950
615,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	635,615
25,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	6,652,500
	Total District of Columbia	$13,143,408

	Florida — 4.4%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 296,153
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	476,537
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,172,314
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	2,139,060
6,290,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/64 (144A)	6,321,261
1,000,000(e)	City of Venice, Village On The Isle Project, Series A, 5.50%, 1/1/55 (144A)	1,037,140
1,250,000(e)	City of Venice, Village On The Isle Project, Series A, 5.625%, 1/1/60 (144A)	1,300,113
1,525,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	1,527,989
5,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/47	5,146,200
3,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/53 (AGM Insured)	3,199,650
3,000,000(b)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	3,190,980
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	309,207
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	232,225
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	13,371,916
850,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	877,897
5Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Florida — (continued)
500,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/59 (144A)	$ 512,780
4,100,000	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	4,255,800
1,910,000	Village Community Development District No 15, 5.25%, 5/1/54 (144A)	1,981,950
	Total Florida	$48,349,172

	Georgia — 0.5%
5,000,000	Atlanta Development Authority, Westside Gulch Area Project, Series A-2, 5.50%, 4/1/39 (144A)	$ 5,182,900
	Total Georgia	$5,182,900

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,100,198
	Total Guam	$1,100,198

	Illinois — 3.2%
1,000,000(d)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	$ 1,071,890
8,000,000(d)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,325,440
5,000,000(d)	Chicago Board of Education, Series D, 5.00%, 12/1/46	5,000,700
4,050,000(f)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	2,632,500
1,591,212(c)(f)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	27,210
2,520,597(b)(f)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	1,638,388
5,000,000(c)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, 12/15/54 (BAM-TCRS Insured)	1,332,200
11,975,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	11,562,342
1,235,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,223,774
1,344,171(f)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	833,386
1,220,000	Village of Matteson, 6.50%, 12/1/35	1,268,763
	Total Illinois	$34,916,593

	Indiana — 10.3%
8,230,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 7,477,037
Pioneer High Income Municipal Portfolio | 11/30/246

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Indiana — (continued)
420,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	$ 422,688
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	6,418,926
500,000	City of Fort Wayne, 5.125%, 1/1/32	473,770
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	4,104,034
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,823,067
945,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	948,752
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,594,319
990,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	984,694
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,001,860
800,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	771,656
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,436,293
4,560,000	City of Terre Haute, 5.35%, 1/1/38	4,318,822
1,750,000	City of Valparaiso, Pratt Paper LLC Project, 4.875%, 1/1/44 (144A)	1,791,737
2,000,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	2,054,000
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,276,881
2,830,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,855,300
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,589,756
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,444,502
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	10,879,264
7Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Indiana — (continued)
8,260,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	$ 8,066,881
10,100,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	10,011,221
	Total Indiana	$113,745,460

	Kansas — 1.3%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 369,240
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	11,999,879
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,229,150
	Total Kansas	$14,598,269

	Louisiana — 0.5%
1,700,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	$ 1,852,388
3,000,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	3,335,520
	Total Louisiana	$5,187,908

	Massachusetts — 0.2%
635,502(f)	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$ 64
1,661,444(f)	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37 (144A)	166
1,000,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/54 (144A)	1,027,430
900,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/60 (144A)	922,581
	Total Massachusetts	$1,950,241

	Michigan — 2.7%
8,340,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,716,418
5,485,000	Flint International Academy, 5.75%, 10/1/37	5,485,000
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	5,982,605
Pioneer High Income Municipal Portfolio | 11/30/248

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
4,000,000(b)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	$ 4,234,880
7,085,000(b)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,270,934
	Total Michigan	$29,689,837

	Minnesota — 2.0%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,296,442
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	4,226,082
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	985,930
2,720,000(e)	City of Brooklyn Park, Prairie Seeds Academy Project, 5.25%, 6/15/64	2,726,038
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,506,000
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,393,740
3,145,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,804,019
6,080,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	5,197,792
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,016,260
	Total Minnesota	$22,152,303

	Missouri — 0.5%
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	$ 2,177,916
1,875,000	Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1, 5.00%, 6/1/46 (144A)	1,879,931
1,250,000	Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1, 5.00%, 6/1/54 (144A)	1,232,500
	Total Missouri	$5,290,347

	Nevada — 0.4%
500,000	City of Las Vegas Special Improvement District No 613, Sunstone Phase III and IV, 5.25%, 12/1/47	$ 516,220
500,000	City of Las Vegas Special Improvement District No 613, Sunstone Phase III and IV, 5.50%, 12/1/53	520,340
935,000(e)	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/44	968,034
1,115,000(e)	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/49	1,138,593
9Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Nevada — (continued)
1,200,000(e)	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/54	$ 1,219,740
500,000	City of Sparks Special Improvement District No 1, 5.125%, 6/1/54	507,620
	Total Nevada	$4,870,547

	New Jersey — 0.3%
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	$ 1,186,763
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,467,600
	Total New Jersey	$3,654,363

	New Mexico — 1.2%
13,850,000(b)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 13,088,250
	Total New Mexico	$13,088,250

	New York — 12.8%
2,600,000	Albany Capital Resource Corp., Kipp Capital Region Public Charter Schools Project, 5.00%, 6/1/64	$ 2,639,676
212,975(f)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	43
2,356,917(f)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	471
9,250,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	9,356,560
2,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	2,624,137
19,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	18,102,850
6,245,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	5,718,172
9,700,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/42	9,393,383
21,120,000	New York Counties Tobacco Trust IV, Series A, 5.00%, 6/1/45	20,071,392
5,600,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	5,602,520
51,600,000(c)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	3,049,044
Pioneer High Income Municipal Portfolio | 11/30/2410

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	$ 7,151,998
11,665,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	11,492,008
6,000,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	6,486,120
15,000,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	16,000,200
1,000,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.125%, 8/1/44	974,870
1,500,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.375%, 8/1/54	1,393,620
2,415,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,416,594
5,100,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	5,355,459
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	8,592,390
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	5,233,200
	Total New York	$141,654,707

	North Carolina — 0.2%
800,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/44	$ 841,368
1,000,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	1,030,820
	Total North Carolina	$1,872,188

	Ohio — 5.3%
55,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 50,242,500
980,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	868,015
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	4,597,796
11Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Ohio — (continued)
1,000,000	Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, 5.00%, 12/1/44	$ 1,025,300
1,500,000	Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, 5.125%, 12/1/55	1,523,130
	Total Ohio	$58,256,741

	Pennsylvania — 6.7%
1,000,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series A, 5.25%, 5/1/42 (144A)	$ 1,023,700
3,900,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	4,133,337
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	833,349
1,210,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	1,222,064
645,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/54 (144A)	636,492
600,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/64 (144A)	582,366
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,442,314
1,100,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/49	1,143,351
1,850,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,912,178
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,346,861
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	3,328,530
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,712,091
6,045,000(b)	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,930,629
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,585,365
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,458,886
Pioneer High Income Municipal Portfolio | 11/30/2412

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 9,500,762
825,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	811,924
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,081,925
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	7,480,182
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,203,388
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,944,939
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	1,063,455
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	978,711
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	1,030,618
1,500,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.375%, 6/15/38 (144A)	1,520,505
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,785,017
	Total Pennsylvania	$74,692,939

	Puerto Rico — 5.7%
24,792,297(b)(d)	Commonwealth of Puerto Rico, 11/1/43	$ 15,309,243
17,550,354(b)	Commonwealth of Puerto Rico, 11/1/51	9,367,502
10,000,000(b)	Commonwealth of Puerto Rico, 11/1/51	3,200,000
25,000,000(b)	Commonwealth of Puerto Rico, 11/1/51	6,312,500
3,989,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	3,732,388
17,143,120	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	16,673,398
13Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
5,900,000(b)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	$ 5,684,178
10,000,000(c)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 7/1/46	3,226,500
	Total Puerto Rico	$63,505,709

	Rhode Island — 0.1%
2,065,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

	South Carolina — 0.2%
2,200,000	South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South Of Broad Healthcare Project, 5.75%, 11/15/54	$ 2,368,014
	Total South Carolina	$2,368,014

	Tennessee — 0.4%
2,000,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.125%, 7/1/59 (BAM Insured)	$ 2,123,020
2,000,000	Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC - University Of Memphis Project, Series A-1, 5.25%, 6/1/56 (144A)	2,073,200
	Total Tennessee	$4,196,220

	Texas — 5.6%
600,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 4.875%, 6/15/54 (144A)	$ 603,852
1,200,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 5.00%, 6/15/64 (144A)	1,206,696
600,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/49	602,358
16,875,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	17,515,912
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	526,334
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	375,690
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,032,882
7,500,000(e)	City of Houston Airport System Revenue, United Airlines, Inc. Terminal Improvement Projects, Series B, 5.50%, 7/15/39	8,092,200
Pioneer High Income Municipal Portfolio | 11/30/2414

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
1,750,000	Clifton Higher Education Finance Corp., Inspire Academies, 5.25%, 8/15/49 (PSF-GTD Insured)	$ 1,906,398
575,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 5.75%, 6/15/44 (144A)	580,859
800,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 6.00%, 6/15/54 (144A)	809,752
16,755,000(b)(f)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	9,550,350
3,335,000(b)(f)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	1,900,950
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	4,479,705
1,500,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.00%, 1/1/39 (144A)	1,540,230
500,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.25%, 1/1/54 (144A)	519,285
8,142,447(f)	Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/1/54	5,292,591
	Total Texas	$62,536,044

	Utah — 0.5%
3,300,000(d)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 3,304,686
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.00%, 6/1/44 (144A)	511,490
2,250,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6/1/54 (144A)	2,258,775
	Total Utah	$6,074,951

	Virgin Islands — 0.2%
2,400,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	$ 2,522,304
	Total Virgin Islands	$2,522,304

	Virginia — 4.4%
17,595,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 15,308,002
23,495,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	23,112,971
15Pioneer High Income Municipal Portfolio | 11/30/24

Principal Amount USD ($)		Value
	Virginia — (continued)
5,905,000(b)	Tobacco Settlement Financing Corp., Series B-2, 5.20%, 6/1/46	$ 5,886,163
14,000,000(c)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,893,680
	Total Virginia	$48,200,816

	Wisconsin — 3.1%
2,500,000	Public Finance Authority, American Preparatory Academy - Las Vegas Project, Series A, 5.125%, 7/15/37 (144A)	$ 2,536,025
1,000,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 6.00%, 6/15/64 (144A)	1,018,540
715,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	728,635
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,593,053
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	375,021
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,698,406
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	902,232
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	344,561
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	917,919
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,621,935
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	9,759,207
150,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	149,583
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	1,936,440
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,341,700
2,000,000	Public Finance Authority, Mater Academy Of Nevada - East Las Vegas Campus Project, Series A, 5.00%, 12/15/54 (144A)	2,017,800
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	239,143
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	736,058
Pioneer High Income Municipal Portfolio | 11/30/2416

Schedule of Investments  |  11/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	$ 679,232
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,250,646
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,829,600
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	492,355
10,640,000(c)(f)+	Public Finance Authority, Springshire Pre-Development Project, 12/1/20 (144A)	—
1,600,000	Public Finance Authority, Town Of Scarborough - The Downs Project, 5.00%, 8/1/39	1,607,296
	Total Wisconsin	$34,775,387

	Total Municipal Bonds (Cost $1,124,397,900)	$1,099,711,110

	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(f)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/24	$ 2,970,000
196,726(f)+	The Oaks at Bartlett - Promissory Note, 14.00%, 12/31/24	196,726
	Total Retirement Housing	$3,166,726

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $9,196,726)	$3,166,726

	U.S. Government and Agency Obligations — 0.5% of Net Assets
5,500,000(c)	U.S. Treasury Bills, 12/24/24	$ 5,484,702
	Total U.S. Government and Agency Obligations (Cost $5,484,707)	$5,484,702

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $1,139,079,333)	$1,108,362,538
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(2,709,229)
	net assets — 100.0%	$1,105,653,309

17Pioneer High Income Municipal Portfolio | 11/30/24

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Company.
PSF-GTD	Permanent School Fund Guaranteed.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2024, the value of these securities amounted to $393,784,217, or 35.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2024.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Security is in default.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$9,000,000	$2,970,000
The Oaks at Bartlett - Promissory Note	2/6/2024	196,726	196,726
Total Restricted Securities			$3,166,726
% of Net assets			0.3%
Pioneer High Income Municipal Portfolio | 11/30/2418

Schedule of Investments  |  11/30/24
(unaudited) (continued)
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Tobacco Revenue	22.7%
Education Revenue	22.6
Health Revenue	19.3
Development Revenue	15.0
Other Revenue	5.2
Transportation Revenue	5.1
Facilities Revenue	1.8
Water Revenue	1.0
General Revenue	0.3
93.0%
General Obligation Bonds:	7.0%
100.0%
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,099,711,110	$—*	$1,099,711,110
Debtors in Possession Financing	—	—	3,166,726	3,166,726
U.S. Government and Agency Obligations	—	5,484,702	—	5,484,702
Total Investments in Securities	$—	$1,105,195,812	$3,166,726	$1,108,362,538
*	Securities valued at $0.
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
19Pioneer High Income Municipal Portfolio | 11/30/24